Basis of Presentation and Our Divisions (Segment Reporting Information by Amortization of Intangible Assets and Depreciation and Other Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	$ 92	$ 110	$ 119
Depreciation and Other Amortization	2,533	2,553	2,570
FLNA
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	7	7	7
Depreciation and Other Amortization	424	430	445
QFNA
Segment Reporting Information [Line Items]
Depreciation and Other Amortization	51	51	53
NAB
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	43	55	55
Depreciation and Other Amortization	837	843	842
Latin America
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	10	11	14
Depreciation and Other Amortization	273	273	261
ESSA
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	28	32	36
Depreciation and Other Amortization	471	525	522
AMENA
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	4	5	7
Depreciation and Other Amortization	313	283	305
Total Division
Segment Reporting Information [Line Items]
Amortization of Intangible Assets	92	110	119
Depreciation and Other Amortization	2,369	2,405	2,428
Corporate
Segment Reporting Information [Line Items]
Depreciation and Other Amortization	$ 164	$ 148	$ 142